Document and Entity Information	Apr. 10, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 10, 2025
Entity Registrant Name	CAPRI HOLDINGS LIMITED
Entity Incorporation State Country Code	D8
Entity File Number	001-35368
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	90 Whitfield Street
Entity Address Address Line 2	2nd Floor
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	W1T 4EZ
Country Region	44
City Area Code	207
Local Phone Number	632 8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, no par value
Trading Symbol	CPRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001530721
Amendment Flag	false